Related party transactions - Post-employment benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total for all subsidiaries
Disclosure of transactions between related parties [line items]
Post-employment benefit plan assets under management of subsidiary	$ 3,400	$ 3,100
Related party management fees	14	13
Retirement benefit plan deposit assets placed at related party	395	402
Retirement benefit plan interest income earned from related party	2	2
Other related parties | HSBC Bank (UK) Pension Scheme
Disclosure of transactions between related parties [line items]
Notional amount with related party	6,400	7,100
Derivative assets with related party	400	500
Cash collateral received with related party	$ 400	$ 600